EliteDesigns® Variable Annuity
Issued by:
First Security Benefit Life Insurance and Annuity Company of New York 800 Westchester Ave., Suite 641 N Rye Brook, New York 10573

Supplement Dated December 28, 2012,
To the Prospectus Dated December 28, 2012

This Supplement amends certain information contained in your variable annuity contract prospectus. Please read this Supplement carefully and keep it with your prospectus for future reference.

Increase in Return of Premium Death Benefit Rider Charge. The prospectus dated December 28, 2012 describes an increase in the charge for the Return of Premium Death Benefit rider from 0.10% to 0.35% for Contracts issued on or after December 28, 2012. This change is subject to state approval, however, and will not take effect on December 28, 2012. Accordingly, the charge for the Return of Premium Death Benefit rider for all Contracts is 0.10% until we receive state approval. We will only increase the charge for Contracts issued on or after the date of approval.

Subaccount Availability. The following Subaccounts are not available under the Contract until we receive state approval. We will notify you when we receive such approval:

  Adaptive Allocation Portfolio
  AllianceBernstein VPS Global Thematic Growth
  AllianceBernstein VPS Growth and Income
  AllianceBernstein VPS Small/Mid Cap Value
  American Century VP Inflation Protection
  BlackRock High Yield V.I.
  Dimensional VA Global Bond Portfolio
  Dimensional VA International Small Portfolio
  Dimensional VA International Value Portfolio
  Dimensional VA Short-Term Fixed Portfolio
  Dimensional VA U.S. Large Value Portfolio
  Dimensional VA U.S. Targeted Value Portfolio
  Direxion Dynamic VP HY Bond
  Dreyfus IP Small Cap Stock Index
  Dreyfus IP Technology Growth
  Dreyfus Stock Index
  Dreyfus VIF Appreciation
  Dreyfus VIF International Value
  DWS High Income VIP
  Federated Fund for U.S. Government Securities II
  Federated High Income Bond II
  Fidelity® VIP Emerging Markets
  Fidelity® VIP Growth Opportunities

  Fidelity® VIP High Income
  Guggenheim VT DWA Flexible Allocation
  Guggenheim VT DWA Sector Rotation
  Guggenheim VT Large Cap Core
  Guggenheim VT Mid Cap Growth
  Guggenheim VT Small Cap Growth
  Guggenheim VT U.S. Intermediate Bond
  Ibbotson Aggressive Growth ETF Asset Allocation
  Ibbotson Balanced ETF Asset Allocation
  Ibbotson Conservative ETF Asset Allocation
  Ibbotson Growth ETF Asset Allocation
  Ibbotson Income and Growth ETF Asset Allocation
  ING Clarion Global Real Estate
  ING Clarion Real Estate
  ING MidCap Opportunities
  Innealta Capital Country Rotation
  Innealta Capital Sector Rotation
  Invesco V.I. S&P 500 Index
  JPMorgan Insurance Trust Core Bond Portfolio
  JPMorgan Insurance Trust International Equity Portfolio
  JPMorgan Insurance Trust Intrepid Growth Portfolio
  JPMorgan Insurance Trust Intrepid MidCap Portfolio

  JPMorgan Insurance Trust MidCap Growth Portfolio
  JPMorgan Insurance Trust Small Cap Core Portfolio
  JPMorgan Insurance Trust US Equity Portfolio
  MFS® VIT Emerging Markets Equity
  MFS® VIT High Yield
  Morgan Stanley UIF Emerging Markets Debt
  Morgan Stanley UIF Emerging Markets Equity
  PIMCO VIT Short-Term
  Pioneer Bond VCT
  Pioneer Emerging Markets VCT
  Pioneer Equity Income VCT
  Pioneer High Yield VCT
  Pioneer Real Estate Shares VCT

  Pioneer Strategic Income VCT
  Power Income VIT
  Putnam VT Absolute Return 500
  Putnam VT Capital Opportunities
  Putnam VT Diversified Income
  Putnam VT Equity Income
  Putnam VT Global Asset Allocation
  Putnam VT Growth Opportunities
  Putnam VT High Yield
  Putnam VT Income
  Putnam VT Investors
  Putnam VT Voyager
  Western Asset Variable Global High Yield Bond

Please Retain This Supplement For Future Reference